WARRANTS (Details)		3 Months Ended	12 Months Ended
	Aug. 18, 2022 USD ($) $ / shares	Dec. 31, 2020 shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2022	Jul. 18, 2022
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01
Threshold number of business days before sending notice of redemption to warrant holders	30
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Contractual terms (years)				4 years 9 months 18 days	5 years
ITHAX ACQUISITION CORP.
Class of Warrant or Right [Line Items]
Shares subject to forfeiture | shares			787,500
ITHAX ACQUISITION CORP. | Warrant [Member]
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement			15 days
Period of time within which registration statement is expected to become effective			60 days
ITHAX ACQUISITION CORP. | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants And Rights Outstanding In Number | shares		0	337,500
Restrictions on transfer period of time after business combination completion			30 days
ITHAX ACQUISITION CORP. | Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants And Rights Outstanding In Number | shares		0	12,075,000
Warrant exercise period condition one			30 days
Contractual terms (years)			5 years
Share Price Trigger Used To Measure Dilution Of Warrant | $ / shares			$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant			60
Trading period after business combination used to measure dilution of warrant			20
Warrant exercise price adjustment multiple			115
Warrant redemption price adjustment multiple			180
ITHAX ACQUISITION CORP. | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price | $ / shares			$ 18.00
Redemption price per public warrant (in dollars per share) | $ / shares			$ 0.01
Threshold trading days for redemption of public warrants			20
Threshold consecutive trading days for redemption of public warrants			30
Threshold number of business days before sending notice of redemption to warrant holders			3
Redemption period			30 days